Investment Risks	Aug. 31, 2024
Class A C I R2 R4 R6 [Member] | Multi-Asset High Income Fund | Equity Linked Notes ELNs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity-linked notes (ELNs) risk. Investments in ELNs are subject to counterparty and liquidity risks and often have risks similar to their underlying securities or index, which could include interest rate and credit risk, management risk, market risk and, as applicable, foreign securities and currency risks. If the prices of the underlying securities or index move in an unexpected manner, the fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. In addition, ELNs may exhibit price behavior that does not correlate with their underlying securities, index or a fixed-income investment.